Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
Schedule of Accumulated other Comprehensive Income (Loss)	The components of accumulated other comprehensive income (loss) were as follows:
Foreign currency translation income (loss)
Balance at June 30, 2022	(550,248)

Current-period other comprehensive loss	(3,532,507)
Other comprehensive loss attribute to noncontrolling interests	92,161
Balance at June 30, 2023	(3,990,594)

Current-period other comprehensive loss	(355,386)
Other comprehensive loss attribute to noncontrolling interests	78
Balance at June 30, 2024	(4,345,902)